Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Group Entities with Functional Currencies	The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ deficit. The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.
	June 30, 2025		June 30, 2024		June 30, 2023
	Year-end spot rate	Average rate	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against PHP	56.6889	57.7734	N/A*	N/A*	N/A*	N/A*
US$ against IDR	32.4700	33.9550	N/A*	N/A*	N/A*	N/A*

*	The Philippines’ branch and Indonesia’s subsidiary were incorporated in 2025.

Schedule of Estimated Useful Lives by Intangible Assets

Intangible assets with finite useful lives are carried at cost less accumulated amortization and any recorded impairment. Estimated useful lives by intangible asset classes are as follows:

Category	Estimated useful lives
Software	3-5 years

Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of June 30, 2025 and August 2, 2024.

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of August 2, 2024	$2,484,000	$-	$1,962,779	$4,446,779
As of June 30, 2025	$2,524,247	$-	$2,159,587	$4,683,834

Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs	The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Warrants
Fair value as of August 2, 2024	$4,446,779
Change in fair value	237,055
Fair value as of June 30, 2025	$4,683,834

Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants

The significant unobservable inputs used in the measurement of fair value of Warrants as of June 30, 2025 are as follows:

As of June 30, 2025
Expected term (in years)	4.09
Volatility	38.44%
Risk-free interest rate	3.86%
Dividend yield	-

Schedule of Revenues

Revenues are presented net of value added taxes (“VAT”).

	For the fiscal years ended June 30,
	2025	2024	2023
AI services	$34,644,203	$29,575,625	$12,689,750
AI+ Business Process Outsourcing (“AI+BPO”) services	212,604	-	38,563
Total revenues	$34,856,807	$29,575,625	$12,728,313